FORM N-SAR

ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:              /    /    (a)

or fiscal year ending:   12 / 31 / 18 (b)

Is this a transition report?: (Y/N)       N

Is this an amendment to a previous filing? (Y/N)       N

1.	A.	Registrant Name: Olden Lane Trust
	B.	File Number: 811-23043
	C.	Telephone Number: (908) 679-9031

2.	A	Street: One Main Street, Suite 202
	B	City: Chatham C. State: NJ D. Zip Code: 07928 Zip Ext:
	E.	Foreign Country: N/A Foreign Postal Code: N/A

3.	Is this the first filing on this form by Registrant? (Y/N)	N

4.	Is this the last filing on this form by Registrant? (Y/N)	N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)	N

6.	Is Registrant a unit investment trust (UIT)? (Y/N)	Y
[If answer is "Y" (Yes) complete only items 111 through 132.]

111.	A)	Depositor Name: Olden Lane Securities LLC
	B)	File Number: 008-69556
	C)	City: Chatham State: NJ Zip Code: 07928 Zip Ext.:
Foreign Country: N/A Foreign Postal Code: N/A

112.	A)	Sponsor Name: Olden Lane Securities LLC
	B)	File Number: 008-69556
	C)	City: Chatham State: NJ Zip Code: 07928 Zip Ext.:
Foreign Country: N/A Foreign Postal Code: N/A

113.	A)	Trustee Name: Wilmington Trust, National Association
	B)	File Number:
	C)	City: Wilmington State: DE Zip Code: 19890 Zip Ext.: 0001
Foreign Country: N/A Foreign Postal Code: N/A

114.	A)	Principal Underwriter Name: Olden Lane Securities LLC
	B)	File Number: 008-69556
	C)	City: Chatham State: NJ Zip Code: 07928 Zip Ext.:
Foreign Country: N/A Foreign Postal Code: N/A

115.	A)	Independent Public Accountant Name: Grant Thornton LLP
	B)	City: Chicago State: IL Zip Code: 60601 Zip Ext.:
Foreign Country: N/A Foreign Postal Code: N/A

116.	Family of investment companies information:

	A)	Is Registrant part of a family of investment companies? (Y or N)	N
	B)	If 'Y' (Yes), state the number of registered management investment companies in the family:
		(NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

117.	a)	Is Registrant a separate account of an insurance company (Y or N)	N

118.	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.		3

119.	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.		0

120.	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)		$ 0

121.	State the number of series for which a current prospectus was in existence at the end of the period		0

122.	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period		0

123.	State the total value of the additional units considered in answering item 122 ($000,s omitted)		$0

124.	State the total value of units of prior series that were placed in the portfolios of a subsequent series during the current period (the value of the units is to be measured on the date they were placed in the subsequent series) ($000's omitted)	$0

125.	State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of registrant (000,s omitted)	$0

126.	Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)	$0

127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distribution of realized gains, if any):

		Number of Series Investing	Total Assets ($000’s Omitted)	Total Income Distributions ($000’s Omitted)
A.	U.S. Treasury Direct issue	1	$6	-
B.	U.S. Government agency
C.	State and municipal tax-free	2	$20,983	$670
D.	Public utility debt
E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent
F.	All other corporate intermed. & long-term debt
G.	All other corporate short-term debt
H.	Equity securities of brokers or dealers or parents of brokers or dealers
I.	Investment company equity securities
J.	All other equity securities
K	Other securities	2	$144	$0
L.	Total assets of all series of registrant	4	$21,133	$670

128.	Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)	Y

129.	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)	N

[If the answer is "N" (No), go to item 131.]

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)	$51

132.	List the 811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:	811-23043

133.	If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of Form N-SAR and before filing of the current report, disclose the following information for each such divested security:	N/A

	A.	Name of the issuer;

	B.	Exchange ticker symbol;

	C.	CUSIP number;

	D.	Total number of shares or, for debt securities, principal amount divested;

SIGNATURE PAGE

This report is signed on behalf of the Registrant.

City of: Chatham	State of: New Jersey	Date: February 28, 2019

Name of Registrant:	OLDEN LANE TRUST

By:	OLDEN LANE SECURITIES LLC

By:	/s/ Michael C. Macchiarola
Chief Executive Officer